BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Current	$ 4,442	$ 2,838
Non-current	36,462	43,714
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Total	40,904	$ 46,552
Increase in borrowings	$ 5,600